Shareholder Report, Line Graph (Details) - USD ($)				2 Months Ended		3 Months Ended	5 Months Ended		6 Months Ended	8 Months Ended		9 Months Ended	11 Months Ended		12 Months Ended	14 Months Ended		15 Months Ended	17 Months Ended		18 Months Ended	20 Months Ended		21 Months Ended	23 Months Ended		24 Months Ended	26 Months Ended		27 Months Ended	29 Months Ended		30 Months Ended	32 Months Ended		33 Months Ended	35 Months Ended		36 Months Ended	38 Months Ended		39 Months Ended	41 Months Ended		42 Months Ended	44 Months Ended		45 Months Ended	47 Months Ended		48 Months Ended	50 Months Ended		51 Months Ended	53 Months Ended		54 Months Ended	56 Months Ended		57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	77 Months Ended	78 Months Ended	80 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	86 Months Ended	87 Months Ended	89 Months Ended	90 Months Ended	92 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	98 Months Ended	99 Months Ended	101 Months Ended	102 Months Ended	104 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Feb. 22, 2021	Mar. 06, 2017	Oct. 31, 2015	Apr. 30, 2021	Apr. 30, 2017	Jan. 31, 2016	Jul. 31, 2021	Jul. 31, 2017	Apr. 30, 2016	Oct. 31, 2021	Oct. 31, 2017	Jul. 31, 2016	Jan. 31, 2022	Jan. 31, 2018	Oct. 31, 2016	Apr. 30, 2022	Apr. 30, 2018	Jan. 31, 2017	Jul. 31, 2022	Jul. 31, 2018	Apr. 30, 2017	Oct. 31, 2022	Oct. 31, 2018	Jul. 31, 2017	Jan. 31, 2023	Jan. 31, 2019	Oct. 31, 2017	Apr. 30, 2023	Apr. 30, 2019	Jan. 31, 2018	Jul. 31, 2023	Jul. 31, 2019	Apr. 30, 2018	Oct. 31, 2023	Oct. 31, 2019	Jul. 31, 2018	Jan. 31, 2024	Jan. 31, 2020	Oct. 31, 2018	Apr. 30, 2024	Apr. 30, 2020	Jan. 31, 2019	Jul. 31, 2024	Jul. 31, 2020	Apr. 30, 2019	Oct. 31, 2024	Oct. 31, 2020	Jul. 31, 2019	Jan. 31, 2025	Jan. 31, 2021	Oct. 31, 2019	Apr. 30, 2025	Apr. 30, 2021	Jan. 31, 2020	Jul. 31, 2025	Jul. 31, 2021	Apr. 30, 2020	Oct. 31, 2025	Oct. 31, 2021	Jul. 31, 2020	Jan. 31, 2022	Oct. 31, 2020	Apr. 30, 2022	Jan. 31, 2021	Jul. 31, 2022	Apr. 30, 2021	Oct. 31, 2022	Jul. 31, 2021	Jan. 31, 2023	Oct. 31, 2021	Apr. 30, 2023	Jan. 31, 2022	Jul. 31, 2023	Apr. 30, 2022	Oct. 31, 2023	Jul. 31, 2022	Jan. 31, 2024	Oct. 31, 2022	Apr. 30, 2024	Jan. 31, 2023	Jul. 31, 2024	Apr. 30, 2023	Oct. 31, 2024	Jul. 31, 2023	Jan. 31, 2025	Oct. 31, 2023	Apr. 30, 2025	Jan. 31, 2024	Jul. 31, 2025	Apr. 30, 2024	Oct. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000004014
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 9,117			$ 11,871			$ 12,813			$ 13,663			$ 13,234			$ 14,229			$ 15,004			$ 15,614			$ 17,554			$ 16,215			$ 14,618			$ 14,380			$ 16,797			$ 15,972			$ 16,936			$ 16,817			$ 16,714			$ 10,646			$ 13,477		$ 12,030		$ 15,178		$ 15,376		$ 16,221		$ 14,084		$ 15,070		$ 14,687		$ 13,539		$ 15,570		$ 15,101		$ 15,109		$ 17,834		$ 15,174		$ 17,774		$ 17,203		$ 16,154	$ 16,253	$ 15,839	$ 17,160	$ 17,293	$ 19,910
C000184319
Account Value [Line Items]
Accumulated Value		$ 500,000			$ 517,399			$ 545,788			$ 568,452			$ 639,299			$ 590,554			$ 532,671			$ 524,469			$ 612,684			$ 583,073			$ 618,462			$ 614,369			$ 610,854			$ 389,634			$ 493,451			$ 440,902			$ 556,220			$ 563,751			$ 595,431			$ 517,009		$ 554,056		$ 540,291		$ 498,708		$ 574,131		$ 557,374		$ 557,971		$ 659,176		$ 561,554		$ 657,886		$ 637,307		$ 599,223		$ 603,522		$ 588,714		$ 638,464		$ 644,102		$ 742,277
C000225811
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,079			$ 10,673			$ 9,294			$ 9,984			$ 9,761			$ 9,033			$ 10,431			$ 10,153			$ 10,192			$ 12,078			$ 10,312			$ 12,121			$ 11,769			$ 11,100			$ 11,208			$ 10,960			$ 11,923			$ 12,060			$ 13,936
MSCI Emerging Markets Latin America Index Net
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 8,749			$ 11,578			$ 12,141			$ 13,328			$ 12,931			$ 13,467			$ 14,329			$ 14,679			$ 16,827			$ 15,860			$ 14,431			$ 14,322			$ 15,970			$ 15,048			$ 15,669			$ 15,429			$ 15,405			$ 9,434			$ 11,727		$ 10,316		$ 13,122		$ 13,812		$ 14,695		$ 12,579		$ 13,883		$ 14,318		$ 13,403		$ 14,606		$ 15,473		$ 15,030		$ 17,551		$ 15,140		$ 17,793		$ 17,320		$ 15,922	$ 15,508	$ 15,068	$ 16,579	$ 17,073	$ 19,868
MSCI Emerging Markets Latin America Index Net
Account Value [Line Items]
Accumulated Value		$ 500,000			$ 498,508			$ 530,438			$ 543,411			$ 622,896			$ 587,122			$ 534,218			$ 530,188			$ 591,170			$ 557,065			$ 580,032			$ 571,158			$ 570,270			$ 349,246			$ 434,125			$ 381,892			$ 485,770			$ 511,282			$ 543,985			$ 465,646		$ 513,927		$ 530,043		$ 496,173		$ 540,697		$ 572,802		$ 556,374		$ 649,709		$ 560,459		$ 658,657		$ 641,163		$ 589,401		$ 574,087		$ 557,786		$ 613,720		$ 632,033		$ 735,499
MSCI Emerging Markets Latin America Index Net
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,527			$ 11,201			$ 9,588			$ 10,582			$ 10,914			$ 10,216			$ 11,133			$ 11,794			$ 11,456			$ 13,378			$ 11,540			$ 13,562			$ 13,202			$ 12,136			$ 11,820			$ 11,485			$ 12,637			$ 13,014			$ 15,144